Contributed Equity (Tables)	6 Months Ended
Jun. 30, 2026
Disclosure of classes of share capital [abstract]
Schedule of Share Capital

Jun 30, 2026

Dec 31, 2025

Jun 30, 2026

Dec 31, 2025

Shares

Shares

$

$

a)

Share capital

Ordinary shares

Fully paid

991,561,920

840,073,798

$

505,802,803

$

485,478,860

b)

Ordinary share capital

Date

Details

Note

Number of
Shares

$

Jan 1, 2026

Balance

840,073,798

$

485,478,860

Vesting of performance rights

(c)

2,444,516

-

Conversion of convertible debentures

(d)

18,700,876

6,624,159

Vesting of director share rights

(e)

1,008,567

-

Placement shares

(f)

129,334,163

14,515,039

Share issue costs

-

(815,255

)

Jun 30, 2026

Balance

991,561,920

$

505,802,803